Segment Information (Long-Lived Assets By Geographic Area) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 503.1	$ 366.1
SBH and SB/RH [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	361.1	235.5
SBH and SB/RH [Member] | Europe/MEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	71.8	69.5
SBH and SB/RH [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	25.4	18.5
SBH and SB/RH [Member] | North America - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	1.9	3.5
SBH and SB/RH [Member] | Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 42.9	$ 39.1